Benefits Expected to be Paid (Detail) ¥ in Millions	Mar. 31, 2015 JPY (¥)
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2016	¥ 2,187
2017	1,935
2018	2,015
2019	1,987
2020	2,262
2021-2025	13,697
Total	24,083
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
2016	1,513
2017	1,282
2018	1,288
2019	1,332
2020	1,367
2021-2025	7,568
Total	¥ 14,350